Stockholders' equity - Share position (Details)	5 Months Ended
	Dec. 31, 2017 EquityInstruments shares	Aug. 14, 2017 EquityInstruments	Aug. 10, 2017 shares	Dec. 31, 2016 shares
Share capital
Shares outstanding	5,197,432,093		5,153,374,926	5,153,374,926
Shares in treasury	87,042,689			90,941,194
Total issued shares	5,284,474,782		5,244,316,120	5,244,316,120
Shares outstanding, voluntary conversion	(129,486,500)
Shares in treasury, voluntary conversion	(133,385,005)
Common share
Share capital
Shares outstanding	5,197,432,081		3,185,653,000	3,185,653,000
Shares in treasury	87,042,689		31,535,402	31,535,402
Total issued shares	5,284,474,770			3,217,188,402
Conversion of the remaining preferred shares	1,838,235,414
Shares in treasury conversion of the remaining preferred shares	55,507,287
Preferred share
Share capital
Shares outstanding	12			1,967,721,926
Shares in treasury			59,405,792	59,405,792
Total issued shares	12			2,027,127,718
Shares in treasury conversion of the remaining preferred shares	(59,405,792)
Class A Preferred shares
Share capital
Shares outstanding	12		1,967,721,926
Conversion of the remaining preferred shares	(1,967,721,914)
Valepar S.A
Share capital
Issue of new shares | EquityInstruments	173,543,667
Valepar S.A | Common share
Share capital
Issue of new shares | EquityInstruments	173,543,667	173,543,667